Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated other comprehensive income	Accumulated Other Comprehensive Income
The components of, and changes in, accumulated other comprehensive income (loss) are as follows:

	2020	2019
Currency translation adjustment
Opening balance, Jan. 1	(21)	17
Gains (losses) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax	(11)	(59)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	11	21
Balance, Dec. 31	(21)	(21)
Cash flow hedges
Opening balance, Jan. 1	527	508
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(1)	(91)	19
Balance, Dec. 31	436	527

Employee future benefits
Opening balance, Jan. 1	(55)	(29)
Net actuarial gains (losses) on defined benefit plans, net of tax(2)	(11)	(26)
Balance, Dec. 31	(66)	(55)
Other
Opening balance, Jan. 1	3	(15)
Change in ownership of TransAlta Renewables	—	1
Intercompany investments at FVOCI	(50)	17
Balance, Dec. 31	(47)	3
Accumulated other comprehensive income	302	454
(1) Net of income tax of $23 million for the year ended Dec. 31, 2020 (2019 — $6 million).
(2) Net of income tax of $3 million for the year ended Dec. 31, 2020 (2019 — $7 million).